Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
Basis of preparation
Schedule of exchange rates used

USD / CAD exchange rate	December 31, 2021	December 31, 2020	December 31, 2019
Closing at the reporting date	0.7874	0.7847	0.7682
Average rate for the period	0.7976	0.7480	0.7537

USD / AUD exchange rate	December 31, 2021	December 31, 2020	December 31, 2019
Closing at the reporting date	0.7261	0.7708	0.7013
Average rate for the period	0.7525	0.6901	0.6954

USD / GBP exchange rate	December 31, 2021	December 31, 2020	December 31, 2019
Closing at the reporting date	1.3510	1.3648	N/A
Average rate for the period	1.3762	1.2831	N/A